Commitments, Guarantees, Indemnifications, and Legal Proceedings Schedule of Assets Held Under Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Total capital lease assets, Gross	$ 28,776	$ 28,776
Less accumulated amortization	(8,676)	(6,845)
Total capital lease assets, Net	20,100	21,931
Buildings
Capital Leased Assets [Line Items]
Total capital lease assets, Gross	250	250
Machinery and Equipment
Capital Leased Assets [Line Items]
Total capital lease assets, Gross	$ 28,526	$ 28,526